CASH & CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
CASH & CASH EQUIVALENTS
CASH & CASH EQUIVALENTS	26.CASH & CASH EQUIVALENTS Cash and cash equivalents include cash as well as deposits on bank accounts amounting to €1,574 thousand as of December 31, 2025 (December 31, 2024: €3,791 thousand).